Leases (Tables)	12 Months Ended
Jun. 30, 2019
Leases [abstract]
Schedule of non-cancellable operating leases and finance leases
	06.30.19	06.30.18
No latter than a year	32,619	21,412
Later than 1 year and not later than 5 years	44,995	28,166
More than 5 years	72,426	62,229
	150,040	111,807

Schedule of future minimum payments under financial leases
	06.30.19	06.30.18
Not later than 1 year	11,040	10,805
Later than 1 year and not later than 5 years	4,737	12,914
Subtotal value of finance lease liabilities	15,777	23,719
Future - financial charges on finance leases	(573)	(1,312)
Present value of finance lease liabilities	15,204	22,407

Schedule of fair value of finance lease liabilities
	06.30.19	06.30.18
Not later than 1 year	10,660	10,227
Later than 1 year and not later than 5 years	4,544	12,180
Present value of finance lease liabilities	15,204	22,407

Schedule of future minimum proceeds under non-cancellable operating leases
	06.30.19	06.30.18
No latter than a year	10,660	-
Later than 1 year and not later than 5 years	4,544	6,253,280
More than 5 years	-	39,950
	15,204	6,293,230